OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2018
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of other liabilities

(US $ millions)	Jun 30, 2018	Dec 31, 2017
Defined benefit pension obligation	$16	$20
Accrued employee benefits	6	6
Reforestation obligation	2	2
Unrealized monetary hedge loss	1	—
Other	2	1
	$27	$29